Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, Plant, and Equipment

	December 31,
	2013	2012
	(In thousands)
Land	$38,968	$49,334
Buildings	295,057	285,190
Machinery and equipment	696,513	644,575
Leasehold improvements	10,136	9,355
Construction in progress	59,584	29,472
	1,100,258	1,017,926
Less accumulated depreciation	(440,575)	(393,284)
Total	$659,683	$624,642

Depreciation expense was $79.0 million, $71.8 million, and $65.4 million in 2013, 2012, and 2011, respectively.
For 2013 and 2012, we capitalized $0.8 million and $0.5 million, respectively, in interest related to borrowings during the actual construction period of major capital projects, which is included as part of the cost of the related asset.